Debt, Covenants (Details) - Line of Credit	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Credit Agreement, covenant compliance, actual leverage ratio		2.3
Credit Agreement, covenant terms, maximum leverage ratio		4.5
Credit Agreement, covenant compliance, actual interest coverage ratio		9.6
Credit Agreement, covenant terms, minimum interest coverage ratio		3.5
Scenario, Forecast
Debt Instrument [Line Items]
Credit Agreement, covenant terms, maximum leverage ratio	4.0